SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment net, Goodwill and Intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment expense		$ 143,655
Software
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of Intangible assets	10 years
Domain name
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of Intangible assets	10 years
Trademark
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of Intangible assets	10 years
Computer equipment and application software | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	2 years
Computer equipment and application software | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	3 years
Furniture and vehicles
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	5 years